ENTITY WIDE DISCLOSURES (Schedule of Distributors Comprised more than 10% of Company's Accounts Receivable) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	18.00%	14.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	13.00%	15.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	0.00%	12.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	15.00%	2.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	14.00%	2.00%